Financing receivables	6 Months Ended
Sep. 30, 2021
Financing Receivables [Abstract]
Financing receivables
7. Financing receivables:
In the normal course of business, Nomura extends financing to clients primarily in the form of loan receivables, loan commitments and collateralized agreements such as reverse repurchase agreements and securities borrowing transactions. These financing receivables are recognized as assets on Nomura’s consolidated balance sheets at fair value or on amortized cost basis and provide a contractual right to receive money either on demand or on future fixed or determinable dates.
The carrying value of financing receivables measured on an amortized cost basis as of September 30, 2021 is adjusted for an allowance for current expected credit losses (“CECL”) defined by ASC 326 “
Financial Instruments—Credit Losses
” (“ASC 326”). Allowances for CECL against recognized financial instruments are reported in the consolidated balance sheets within
Allowance for credit losses.
Collateralized agreements
Collateralized agreements consist of reverse repurchase agreements reported as
Securities purchased under agreements to resell
and securities borrowing transactions reported as
Securities borrowed
in the consolidated balance sheets, including those executed under Gensaki Repo agreements. Reverse repurchase agreements and securities borrowing transactions principally involve the buying of government and government agency securities from customers under agreements that also require Nomura to resell these securities to those customers, or borrowing these securities with cash and non-cash
collateral. Nomura monitors the value of the underlying securities on a daily basis to the related receivables, including accrued interest, and requests or returns additional collateral when appropriate. Except for those where we apply fair value options, reverse repurchase agreements are generally recognized in the consolidated balance sheets at the amount for which the securities were originally acquired with applicable accrued interest. Securities borrowing transactions are generally recognized in the consolidated balance sheets at the amount of cash collateral advanced. Allowances for current expected credit losses against collateralized agreements are not significant because of our application of practical expedients permitted by ASC 326 based on the collateralization requirements and ongoing monitoring of the collateral levels and the short expected life of the financial instruments.
Loans receivable
The key types of loans receivable recognized by Nomura are loans at banks, short-term secured margin loans, inter-bank money market loans and corporate loans.
Loans at banks include both retail and commercial secured and traditional unsecured loans mainly extended by Nomura Trust & Banking Co., Ltd. For both retail and commercial loans secured by real estate or securities, Nomura is exposed to the risk of a decline in the value of the underlying collateral. Loans at banks also include unsecured commercial loans provided to investment banking clients for relationship purposes. For unsecured commercial loans, Nomura is exposed to risk of default of the counterparty, although these counterparties usually have high or good credit ratings. Where loans are secured by guarantees, Nomura is also exposed to the risk of default by the guarantor.
Short-term secured margin loans are margin loans provided to clients in connection with securities brokerage business in retail and wealth management services. These loans provide funding for clients in order to purchase securities. Nomura requests initial margin in the form of acceptable collateral securities or deposits against these loans and holds the purchased securities as collateral through the life of the loans. If the value of the securities declines by more than specified amounts, Nomura can make additional margin calls in order to maintain a specified ratio of loan-to-value
(“LTV”) ratio. These clients are required and reasonably expected to continue to replenish the amount of collateral. For these reasons, the risk to Nomura of providing these loans is limited.
Inter-bank money market loans are loans to financial institutions in the inter-bank money market, where overnight and intra-day
financings are traded through money market dealers. The risk to Nomura of making these loans is limited as only qualified financial institutions can participate in these markets and these loans are usually overnight or short-term in nature.
Corporate loans are primarily commercial loans provided to corporate clients except loan at banks. Corporate loans include loans secured by real estate or securities, unsecured commercial loans provided to investment banking clients for relationship purposes. The risk to Nomura of making these loans is similar to those risks arising from commercial loans reported in loans at banks.
The following tables present a summary of loans receivable reported within
Loans receivable
or
Investments in and advances to affiliated companies
in the consolidated balance sheets by portfolio segment.

	Millions of yen
	March 31, 2021
	Carried at amortized cost	Carried at fair value (1)	Total
Loans receivable
Loans at banks	¥605,200	¥—	¥605,200
Short-term secured margin loans	436,221	—	436,221
Inter-bank money market loans	1,289	—	1,289
Corporate loans	1,082,239	818,523	1,900,762

Total loans receivable	¥2,124,949	¥818,523	¥2,943,472

Advances to affiliated companies	1,000	—	1,000

Total	¥2,125,949	¥818,523	¥2,944,472

	Millions of yen
	September 30, 2021
	Carried at amortized cost	Carried at fair value (1)	Total
Loans receivable
Loans at banks	¥646,698	¥—	¥646,698
Short-term secured margin loans	440,239	—	440,239
Inter-bank money market loans	1,476	—	1,476
Corporate loans	1,137,996	916,938	2,054,934

Total loans receivable	¥2,226,409	¥916,938	¥3,143,347

Advances to affiliated companies	1,000	—	1,000

Total	¥2,227,409	¥916,938	¥3,144,347

(1)	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.
There were no significant purchases nor sales of loans receivable during the six months ended September 30, 2020. There were no significant reclassifications of loans receivable to trading assets during the same period.
There were no significant purchases nor sales of loans receivable during the six months ended September 30, 2021. There were no significant reclassifications of loans receivable to trading assets during the same period.
Allowance for current expected credit losses
Management has established an allowance for current expected credit losses using the CECL impairment model against the following types of financial instruments, including financing receivables, which are not measured at fair value on a recurring basis, to reflect the net amount Nomura expects to collect:

•	Loans and written unfunded loan commitments;

•	Deposits;

•	Collateralized agreements such as reverse repos and securities borrowing transactions;

•	Customer contract assets and receivables; and

•	Other receivables including margin receivables, security deposits, default fund contributions to central clearing counterparties reinsurance and net investments in finance leases.
Current expected credit losses for an individual or portfolio of financial instrument are measured at each Nomura reporting date based on expected credit losses over the remaining expected life of the financial instruments that consider forecast of future economic conditions in addition to information about past events and current conditions. Key macroeconomic inputs to our weighted average forecasts of three years include GDP and credit spreads.
The risk of loss is considered, even when that risk of loss is remote. While management has based its estimate of the allowance for current expected credit losses on the best information available, future adjustments to the allowance may be necessary as a result of changes in the economic environment or variances between actual results and original assumptions.
Nomura has elected to exclude accrued interest receivable from the amortized cost basis of financial instruments used to measure expected credit losses. The amount of accrued interest receivable as of September 30, 2021 was not significant.
The methodology used by Nomura to determine allowances for current expected credit losses in accordance with the CECL impairment model primarily depends on the nature of the financial instrument and whether certain practical expedients permitted by ASC 326 are applied by Nomura.
Financial instruments subject to the CECL impairment model are charged off when Nomura has deemed the loan or receivable as uncollectible, namely management believes there is no reasonable expectation of collecting future contractual cash flows and all commercially reasonable means of recovering outstanding principle and interest balances have been exhausted.
The following table summarizes the methodology used for each significant type of financial instrument subject to the CECL impairment model and the key assumptions used which have impacted the measurement of current expected credit losses during the year ended September 30, 2021.

Financial instrument	Methodology to determine current expected credit losses
Loans, written loan commitments and certain deposits
•   Full loss rate model developed by Nomura’s Risk department

•   Measures expected credit losses based on probability of default (PD), Loss Given Default (LGD) and Exposure at Default (EAD) inputs.

•   PD inputs incorporate forward-looking scenarios used by Nomura for internal risk management and capital purposes.

•   Immediate reversion method used for periods beyond which reasonable and supportable forecast is not available.

•   For financial instruments which have defaulted or are probable of defaulting, expected credit losses measured using discounted cash flow analyses or, where the financial instrument is collateral dependent, based on any shortfall of fair value of the underlying collateral.

Collateralized agreements, short-term secured margin loans and cash prime brokerage loans
•   For reverse repos and short-term secured margin loans and cash prime brokerage loans where frequent margining is required and the counterparty has ability to replenish margin, as permitted by a practical expedient provided by ASC 326 expected credit losses are limited to difference between carrying value of the reverse repo or margin loan and fair value of underlying collateral.

•   Securities borrowing transactions typically have very short expected lives and are collateralized and therefore expected credit losses are generally determined qualitatively to be insignificant based on historical experience and consistent monitoring of collateral.

Customer contract assets and receivables
•   Expected credit losses typically based on ageing analysis where loss rates are applied to the carrying value based on historical experience, the current economic climate and specific information about the ability of the client to pay.

The following table presents changes in the allowance for current expected credit losses for the six and three months ended September 30, 2020 and 2021 as determined using the CECL impairment model defined by ASC 326.

	Millions of yen
	Six months ended September 30, 2020
	Allowance for current expected credit losses				Allowance for receivables other than loans (2)	Total allowance for current expected credit losses
	Loans at banks	Short-term secured margin loans	Corporate loans	Subtotal
Opening balance prior to CECL adoption	¥1,564	¥352	¥7,944	¥9,860	¥3,152	¥13,012
Impact of CECL adoption (1)	232	—	1,738	1,970	2	1,972
Opening balance after CECL adoption	1,796	352	9,682	11,830	3,154	14,984
Provision for credit losses	(232)	—	(2,244)	(2,476)	1,075	(1,401)
Charge-offs	(318)	(359)	0	(677)	(1,315)	(1,992)
Other (4)	—	7	(225)	(218)	(17)	(235)

Ending balance	¥1,246	¥—	¥7,213	¥8,459	¥2,897	¥11,356

	Millions of yen
	Six months ended September 30, 2021
	Allowance for current expected credit losses				Allowance for receivables other than loans (2)	Total allowance for current expected credit losses
	Loans at banks	Short-term secured margin loans	Corporate loans	Subtotal
Opening balance	¥1,282	¥—	¥47,985	¥49,267	¥4,517	¥53,784
Provision for credit losses (3)	—	—	8,924	8,924	78	9,002
Charge-offs	—	—	(17)	(17)	(62)	(79)
Other (4)	161	—	718	879	(1,875)	(996)

Ending balance	¥1,443	¥—	¥57,610	¥59,053	¥2,658	¥61,711

	Millions of yen
	Three months ended September 30, 2020
	Allowance for current expected credit losses				Allowance for receivables other than loans (2)	Total allowance for current expected credit losses
	Loans at banks	Short-term secured margin loans	Corporate loans	Subtotal
Opening balance	¥1,454	¥292	¥7,727	¥9,473	¥2,881	¥12,354
Provision for credit losses	110	76	(392)	(206)	31	(175)
Charge-offs	(318)	(359)	0	(677)	7	(670)
Other (4)	—	(9)	(122)	(131)	(22)	(153)

Ending balance	¥1,246	¥—	¥7,213	¥8,459	¥2,897	¥11,356

	Millions of yen
	Three months ended September 30, 2021
	Allowance for current expected credit losses				Allowance for receivables other than loans (2)	Total allowance for current expected credit losses
	Loans at banks	Short-term secured margin loans	Corporate loans	Subtotal
Opening balance	¥1,273	¥—	¥57,559	¥58,832	¥2,587	¥61,419
Provision for credit losses	—	—	(273)	(273)	75	(198)
Charge-offs	—	—	(10)	(10)	(5)	(15)
Other (4)	170	—	334	504	1	505

Ending balance	¥1,443	¥—	¥57,610	¥59,053	¥2,658	¥61,711

(1)	The balance recognized on April 1, 2020 on adoption of ASC 326.
(2)	Includes collateralized agreements, customer contract assets and receivables and other receivables.
(3)
As of September 30, 2021, following the default of a client arising from the U.S. Prime Brokerage Event, an additional allowance for current expected credit losses of
¥9,289
 million was taken on the loans with the client.

(4)	Includes recoveries collected and the effect of foreign exchange movements.
Troubled debt restructurings
In the ordinary course of business, Nomura may choose to restructure a loan classified as held for investment either because of financial difficulties of the borrower, or simply as a result of market conditions or relationship reasons. A troubled debt restructuring (“TDR”) occurs when Nomura (as lender) for economic or legal reasons related to the borrower’s financial difficulties grants a concession to the borrower that Nomura would not otherwise consider.
Expected credit losses for a loan being restructured under a TDR which only involve modification of the loan’s terms (rather than receipt of assets in full or partial settlement) is typically determined using a discounted cash flow analysis. Assets received in full or partial satisfaction of a loan in a TDR are recognized at fair value.
Discussions continue with various borrowers to modify the existing contractual terms of certain loans. These modifications where the borrower is deemed to be in financial difficulty and Nomura has, or expects to, grant a financial concession would typically be accounted for and reported as a TDR.
The amounts of TDRs which occurred during the six months ended September 30, 2020 and 2021 were not significant.
Nonaccrual and past due loans
Loans are placed on a nonaccrual status if interest is deemed uncollectible. Nomura policy is to define interest as being uncollectible if the borrower is determined to be in financial difficulty or an interest or principal payment on the loans is 90 days or more past due.
Where a loan is placed on a nonaccrual status, any accrued but unpaid interest receivable reversed and no further accrual of interest is permitted. Interest income is subsequent recognized when a cash payment is received from the borrower using the cash basis method.
Loans are generally only returned to an accrual status if the loan is brought contractually current, i.e. all overdue principal and interest amounts are paid. In limited circumstances, a loan which has not been brought contractually current will also be returned to an accrual status if all principal and interest amounts contractually due are reasonably assured of repayment within a reasonable period of time or there has been a sustained period of repayment performance by the borrower.
As of March 31, 2021, there were ¥204,404
 million of loans which were placed on a nonaccrual status, primarily secured corporate loans. Nomura uses, as a practical expedient, the fair value of the collateral when determining the allowance for current expected credit losses, for which repayment is expected to be provided substantially through the operation or sale of the collateral. Of the corporate loans on nonaccrual status, these loans relate to the U.S. Prime Brokerage Event as of March 31, 2021 causing an increase of an allowance for current expected credit losses of
¥41,561 million to be recorded. The amount of loans which were 90 days past due was not significant.
As of September 30, 2021, there were ¥57,658
 million of loans which were placed on a nonaccrual status, primarily secured corporate loans. Of the corporate loans on nonaccrual status, these loans relate to the U.S. Prime Brokerage Event as of September 30, 2021 causing an increase of an allowance for current expected credit losses of
¥9,289 million to be recorded. The amount of loans which were 90 days past due was ¥57,708 million.
Credit quality indicators
Nomura is exposed to credit risks deriving from a decline in the value of loans or a default caused by deterioration of creditworthiness or bankruptcy of the obligor. Nomura’s risk management framework for such credit risks is based on a risk assessment through an internal rating process, in depth pre-financing
credit analysis of each individual loan and continuous post-financing monitoring of obligor’s creditworthiness.
The following tables present an analysis of each class of loans not carried at fair value using Nomura’s internal ratings or equivalent credit quality indicators applied by subsidiaries by years of origination as of March 31 and September 30, 2021.

	Millions of yen
	March 31, 2021
	2021	2020	2019	2018	2017	2016 or earlier	Revolving	Total
Secured loans at banks:
AAA-BBB	¥54,179	¥115,003	¥17,106	¥12,450	¥4,240	¥17,634	¥—	¥220,612
BB-CCC	75,680	115,131	3,864	2,324	—	5,484	—	202,483
CC-D	—	—	—	—	—	—	—	—
Others(1)	—	61,185	—	—	—	—	—	61,185

Total secured loans at banks	¥129,859	¥291,319	¥20,970	¥14,774	¥4,240	¥23,118	¥—	¥484,280

Unsecured loans at banks:
AAA-BBB	¥9,101	¥22,955	¥27,863	¥17,563	¥8,484	¥34,719	¥—	¥120,685
BB-CCC	—	—	235	—	—	—	—	235
CC-D	—	—	—	—	—	—	—	—
Others(1)	—	—	—	—	—	—	—	—

Total unsecured loans at banks	¥9,101	¥22,955	¥28,098	¥17,563	¥8,484	¥34,719	¥—	¥120,920

Short-term secured margin loans:
AAA-BBB	¥—	¥—	¥—	¥—	¥—	¥—	¥—	¥—
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	—	—	—
Others(1)	170,514	141	—	—	—	—	265,566	436,221

Total short-term secured margin loans	¥170,514	¥141	¥—	¥—	¥—	¥—	¥265,566	¥436,221

Unsecured inter-bank money market loans:
AAA-BBB	¥1,289	¥—	¥—	¥—	¥—	¥—	¥—	¥1,289
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	—	—	—
Others(1)	—	—	—	—	—	—	—	—

Total unsecured inter-bank money market loans	¥1,289	¥—	¥—	¥—	¥—	¥—	¥—	¥1,289

Secured corporate loans:
AAA-BBB	¥33,965	¥261,182	¥45,880	¥9,817	¥6,406	¥27,672	¥97	¥385,019
BB-CCC	20,093	102,941	34,435	29,869	13,067	17,573	173,178	391,156
CC-D(2)	197,859	—	—	—	—	—	—	197,859
Others(1)	—	39	40	11	30	4,697	428	5,245

Total secured corporate loans	¥251,917	¥364,162	¥80,355	¥39,697	¥19,503	¥49,942	¥173,703	¥979,279

Unsecured corporate loans:
AAA-BBB	¥—	¥—	¥—	¥—	¥—	¥—	¥—	¥—
BB-CCC	84	—	450	—	—	—	—	534
CC-D	—	—	—	—	—	—	—	—
Others(1)	1	191	8	97,212	—	5,014	—	102,426

Total unsecured corporate loans	¥85	¥191	¥458	¥97,212	¥—	¥5,014	¥—	¥102,960

Advances to affiliated companies
AAA-BBB	¥1,000	¥—	¥—	¥—	¥—	¥—	¥—	¥1,000
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	—	—	—
Others(1)	—	—	—	—	—	—	—	—

Total advances to affiliated companies	¥1,000	¥—	¥—	¥—	¥—	¥—	¥—	¥1,000

Total	¥563,765	¥678,768	¥129,881	¥169,246	¥32,227	¥112,793	¥439,269	¥2,125,949

(1)	Relate to collateralized exposures where a specified ratio of LTV is maintained.
(2)	Includes loans of ¥197,859 million in relation to the U.S. Prime Brokerage Event.

	Millions of yen
	September 30, 2021
	2021	2020	2019	2018	2017	2016 or earlier	Revolving	Total
Secured loans at banks:
AAA-BBB	¥151,255	¥58,432	¥17,059	¥9,465	¥4,070	¥15,612	¥—	¥255,893
BB-CCC	177,829	29,544	3,136	2,236	—	4,370	—	217,115
CC-D	—	—	—	—	—	—	—	—
Others(1)	71,377	—	—	—	—	—	—	71,377

Total secured loans at banks	¥400,461	¥87,976	¥20,195	¥11,701	¥4,070	¥19,982	¥—	¥544,385

Unsecured loans at banks:
AAA-BBB	¥15,136	¥18,681	¥22,350	¥14,798	¥4,903	¥26,445	¥—	¥102,313
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	0	—	0
Others(1)	—	—	—	—	—	—	—	—

Total unsecured loans at banks	¥15,136	¥18,681	¥22,350	¥14,798	¥4,903	¥26,445	¥—	¥102,313

Short-term secured margin loans:
AAA-BBB	¥—	¥—	¥—	¥—	¥—	¥—	¥—	¥—
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	—	—	—
Others(1)	164,405	—	—	—	—	—	275,834	440,239

Total short-term secured margin loans	¥164,405	¥—	¥—	¥—	¥—	¥—	¥275,834	¥440,239

Unsecured inter-bank money market loans:
AAA-BBB	¥1,476	¥—	¥—	¥—	¥—	¥—	¥—	¥1,476
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	—	—	—
Others(1)	—	—	—	—	—	—	—	—

Total unsecured inter-bank money market loans	¥1,476	¥—	¥—	¥—	¥—	¥—	¥—	¥1,476

Secured corporate loans:
AAA-BBB	¥43,117	¥205,431	¥78,930	¥12,067	¥235	¥17,958	¥9,089	¥366,827
BB-CCC	166,917	17,740	44,837	76,746	10,179	26,886	274,120	617,425
CC-D(2)	53,276	—	—	—	—	—	—	53,276
Others(1)	19	36	27	10	26	73	82	273

Total secured corporate loans	¥263,329	¥223,207	¥123,794	¥88,823	¥10,440	¥44,917	¥283,291	¥1,037,801

Unsecured corporate loans:
AAA-BBB	¥—	¥—	¥—	¥—	¥—	¥—	¥—	¥—
BB-CCC	299	—	2,651	—	—	—	—	2,950
CC-D	—	—	—	—	—	—	—	—
Others(1)	400	196	—	96,646	—	3	—	97,245

Total unsecured corporate loans	¥699	¥196	¥2,651	¥96,646	¥—	¥3	¥—	¥100,195

Advances to affiliated companies
AAA-BBB	¥1,000	¥—	¥—	¥—	¥—	¥—	¥—	¥1,000
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	—	—	—
Others(1)	—	—	—	—	—	—	—	—

Total advances to affiliated companies	¥1,000	¥—	¥—	¥—	¥—	¥—	¥—	¥1,000

Total	¥846,506	¥330,060	¥168,990	¥211,968	¥19,413	¥91,347	¥559,125	¥2,227,409

(1)	Relate to collateralized exposures where a specified ratio of LTV is maintained.
(2)	Includes loans of ¥53,276 million in relation to the U.S. Prime Brokerage Event.
The following table presents a definition of each of the internal ratings used in the Nomura Group.

Rating Range	Definition
AAA
Highest credit quality. An obligor or facility has extremely strong capacity to meet its financial commitments. ‘AAA range’ is the highest credit rating assigned by Nomura. Extremely low probability of default.

AA	Very high credit quality category. An obligor or facility has very strong capacity to meet its financial commitments. Very low probability of default but above that of ‘AAA range.’

A
High credit quality category. An obligor or facility has strong capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than those in higher-rated categories. Low probability of default but higher than that of ‘AA range.’

BBB
Good credit quality category. An obligor or facility has adequate capacity to meet its financial commitments. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitments. Medium probability of default but higher than that of ‘A range.’

BB
Speculative credit quality category. An obligor or facility is less vulnerable in the near term than other lower-ratings. However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions which could lead to the inadequate capacity to meet its financial commitments. Medium to high probability of default but higher than that of ‘BBB range.’

B
Highly speculative credit quality category. An obligor or facility is more vulnerable than those rated ‘BB range’, but the obligor currently has the capacity to meet its financial commitments. Adverse business, financial, or economic conditions will likely impair the issuer’s or obligor’s capacity or willingness to meet its financial commitments. High probability of default - more than that of ‘BB range.’

CCC
Substantial credit risk. An obligor or facility is currently vulnerable, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitments. Strong probability of default – more than that of ‘B range.’

CC	An obligor or facility is currently highly vulnerable to nonpayment (default category).

C	An obligor or facility is currently extremely vulnerable to nonpayment (default category).

D
Failure of an obligor to make payments in full and on time of any financial obligations, markedly disadvantageous modification to a contractual term compared with the existing obligation, bankruptcy filings, administration, receivership, liquidation or other winding-up
or cessation of business of an obligor or other similar situations.

Nomura reviews internal ratings at least once a year by using available credit information of obligors including financial statements and other information. Internal ratings are also reviewed more frequently for high-risk obligors or problematic exposures and any significant credit event of obligors will trigger an immediate credit review process.